Income from voyages and related services (Tables)	12 Months Ended
Dec. 31, 2022
Income from voyages and related services
Schedule of income from voyages and related services
	2022	2021	2020
	US $ in millions

Shipping	12,391.7	10,540.2	3,920.3
Other	169.9	188.5	71.4
	12,561.6	10,728.7	3,991.7